ORGANIZATION AND PRINCIPAL ACTIVITIES (Summary of VIE) (Details) - item	Oct. 13, 2016	Sep. 15, 2014
Heng Cheng
VIE arrangements
Number of designated shareholders		3
Yi Ren Wealth Management
VIE arrangements
Number of designated shareholders	3